Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

The amounts due from related parties as of September 30, 2025 and March 31, 2025 were as follows:

	September 30, 2025 (Unaudited)	March 31, 2025

Jiangsu Sutaitang Online Commercial Co., Ltd.	$1,364,438	$417,563
	$1,364,438	$417,563